Contract Liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Contract liabilities [abstract]
Disclosure of detailed information about contract liabilities [Table Text Block]
	September 30,	September 30,
	2023	2022
Balance, beginning of fiscal year	$47,271	$-
Acquired in acquisition of POC (see Note 4(a))	-	29,759
Amounts invoiced and revenue deferred	120,970	17,512
Recognition of deferred revenue included in the balance at the beginning of period	(47,271)	-
Balance, end of fiscal year	$120,970	$47,271